SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Receivables from Customers (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Balance at the beginning of the year	$ 91,788
Accruals	426,953	$ 91,788	$ 0
Balance at the end of the year	$ 518,741	$ 91,788